PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Summary of Prepayments and Other Current Assets
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Receivables from third party payment service providers	888	13,450	1,936
Interest receivables	5,189	4,882	703
Deposit for share repurchase *	-	16,557	2,385
Receivables of remaining consideration **	-	71,820	10,343
Deferred sponsorship and advertising expenses	1,963	-	-
Deposits receivable from merchants***	6,970	-	-
Others	15,845	18,825	2,711
	30,855	125,534	18,078

* Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015.

** Receivables of remaining consideration represent the remaining cash consideration relating to the disposal of equity interest in Sumpay.cn as of December 31, 2016, which has been collected in March 2017.

*** Deposits receivable from merchants represent cash paid in advance by Sumpay.cn to the local merchants for the prepaid card services. Sumpay.cn has been disposed in May 2016.

Summary of Deposits
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Deposits for office leases and others	1,217	5,810	837